Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets, net
Schedule of Prepayments and other current assets, net

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Value Added Tax (“VAT”) recoverable	38,974	28,597
Prepaid service fees and selling expenses	9,000	7,842
Prepayments to suppliers	4,054	2,700
Deferred charges	452	1,321
Deposits for rental	13,216	11,669
Interest receivable	95,204	446,528
Receivable from financial institution	35,241	1,511
Others	20,893	20,027
Prepayments and other current assets	217,034	520,195
Less: allowance for credit losses(i)	(18,102)	(11,760)
Prepayments and other current assets, net	198,932	508,435
(i)	The allowance for credit losses recorded as of December 31, 2022 and 2023 were RMB18,102 and RMB11,760. The movement in the allowance for credit losses were as follow:

Schedule of movement in the allowance for credit losses

	2022	2023
	(As adjusted)
	RMB	RMB
Balance as of January 1	154	18,102
Write-off	—	(6,862)
Amounts charged to expenses	17,948	520
Balance as of December 31	18,102	11,760